Stockholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity

The following table summarizes stock option activity during the nine months ended September 30, 2019:

	Shares Underlying Options	Weighted Average Exercise Price	Weighted average Remaining Contractual Life (years)	Aggregate Intrinsic Value
Outstanding at December 31, 2018	302,772	$18.30	7.20	$-
Granted	99,072	2.32		-
Forfeited	(21,448)	13.09		-
Outstanding at September 30, 2019	380,396	$14.43	7.09	$-

The following table summarizes stock option activity during the years ended December 31, 2018 and 2017:

	Shares Underlying Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value
Outstanding at January 1, 2017	-	$-	-	-
Granted	-	-	-	-
Outstanding at December 31, 2017	-	-	-	-
Acquired in Merger	133,711	36.42	3.88	-
Granted	214,239	5.58	9.72	-
Forfeited	(45,178)	11.64	-	-
Outstanding at December 31, 2018	302,772	$18.3	7.20	-

Schedule of Share-based Compensation

The following table sets forth total non-cash stock-based compensation for common stock, RSUs and options issued to employees and non-employees by operating statement classification for the three and nine months ended September 30, 2019 and 2018:

	Three Months ended September 30,		Nine Months ended September 30,
	2019	2018	2019	2018
Research and development	$3,799	$2,127	$11,274	$8,837
Selling, general and administrative	(53,862)	785,609	576,782	2,426,701
Total	$(50,063)	$787,736	$588,056	$2,435,538

The following table sets forth total non-cash stock-based compensation for common stock, RSUs, options and warrants issued to employees and non-employees by operating statement classification for the years ended December 31, 2018 and 2017:

	Year ended December 31,
	2018	2017
Research and development	$12,636	$-
Selling, general and administrative	3,780,919	708,998
Stock-based compensation from discontinued operations	74,109	-
Total	$3,867,664	$708,998

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

The fair value of the stock options granted during the three and nine months ended September 30, 2019, was estimated at the date of grant using the Black-Scholes options pricing model with the following assumptions:

	For the three and nine months ended September 30,
	2019	2018
Fair value of common stock	$2.32	$10.92 – $13.26
Expected volatility	151.76%	118.10% - 143.50%
Dividend yield	$-	$-
Risk-free interest	2.70%	2.85% - 3.00%
Expected life (years)	5.5	5.125 - 5.33

Stock option pricing model

The fair value of the stock options granted during the year ended December 31, 2018, was estimated at the date of grant using the Black-Scholes options pricing model with the following assumptions:

Fair value of common stock	$1.62-$13.26
Expected volatility	118.10% - 151.79%
Dividend yield	0%
Risk-free interest	2.79% - 3.00%
Expected life (years)	5.13 - 5.50

Schedule of Common Stock Warrant Activity

A summary of the Company’s warrants to purchase common stock activity is as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Outstanding and exercisable at December 31, 2018	863,084	$6.00	2.51
Exercised, K Warrants	(277,778)	0.06	-
Outstanding and exercisable at September 30, 2019	585,306	$8.85	2.95

A summary of the Company’s warrants to purchase common stock is as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)
January 1, 2017	-	$-	-
Granted, Merger Warrants	146,358	59.04	4.50
Outstanding, December 31, 2017	146,358	59.04	4.50
Acquired, H-1 warrants	50,744	29.04	1.55
Acquired, H-3 warrants	14,001	33.12	3.25
Granted, H-4 warrants	447,383	3.60	4.18
Granted, I warrants	73,178	13.80	2.30
Granted, Reload warrants	260,116	6.00	2.60
Granted, K warrants	277,778	0.06	*
Exercised, H-4 warrants	(260,116)	3.60	-
Retired, Merger Warrants	(146,358)	59.04	-
Outstanding, December 31, 2018	863,084	$6.00	2.51

* The Series K warrants do not have an expiration date.